Schedule II - Consolidated Valuation And Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2011
Schedule II - Consolidated Valuation And Qualifying Accounts [Abstract]
Schedule II - Consolidated Valuation And Qualifying Accounts
	september 30000	september 30000	september 30000	september 30000	september 30000
Additions
Description	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions (2)	Balance at End of Period
Valuation and qualifying accounts deducted from assets:
2011:
Allowance for uncollectible accounts(1)	$ 81	$ 60	$ -	$ 60	$ 81

2010:
Allowance for uncollectible accounts(1)	$ 68	$ 56	$ -	$ 43	$ 81

2009:
Allowance for uncollectible accounts(1)	$ 76	$ 68	$ -	$ 76	$ 68

(1)	Allowance for uncollectible accounts is deducted from "Accounts receivable – Customers."

(2)	Deductions consist principally of write-offs, net of collections of receivables previously written off.